Loss Per Common Share - Summary Loss Per Common Share Computation (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net loss	$ (9,943)	$ (50,491)	$ (67,505)
Net loss available to common shareholders	$ (9,943)	$ (50,491)	$ (67,505)
Average common shares outstanding	86,415,812	85,938,714	76,653,990
Net effect of dilutive stock options
Dilutive common shares outstanding	86,415,812	85,938,714	76,653,990
Loss per share - basic	$ (0.12)	$ (0.59)	$ (0.88)
Loss per share - diluted	$ (0.12)	$ (0.59)	$ (0.88)